Cover	Nov. 14, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 14, 2024
Registrant Name	BOREALIS FOODS INC.
Entity Incorporation, State or Country Code	A6
Entity File Number	001-40778
Entity Tax Identification Number	98-1638988
Entity Address, Address Line One	1540 Cornwall Rd., Suite 104
Entity Address, City or Town	Oakville
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L6J 7W5
City Area Code	905
Local Phone Number	278-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001852973
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	BRLS
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	BRLSW
Security Exchange Name	NASDAQ